Consolidated shareholders’ equity - Summary of Expenses (Details) - Employees share ownership plan - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Expense recognized	€ 31	€ 45	€ 52
Expense recognized of which employers' contribution	€ 10	€ 11	€ 12